Noncontrolling Interest	12 Months Ended
Jun. 30, 2023
Noncontrolling Interest [Abstract]
Noncontrolling Interest

12. Noncontrolling Interest

Noncontrolling Redeemable Interest

July 2016 Noncontrolling Redeemable Interest

One of our consolidated subsidiaries, Splinter Group Napa, LLC (“Splinter Group”), has a member who owns a noncontrolling interest in Splinter Group. The membership interest of this member has a put option allowing the member to put its membership interest back to us for cash upon the occurrence of a contingent event. Specifically, we currently have the right, pursuant to the operating agreement with Splinter Group, to acquire all of the membership interest held by Splinter Group if we (a) sell capital stock comprising at least 25% of our then outstanding capital stock to an unaffiliated third party, (b) sell assets comprising at least 25% of the aggregate value of our then existing assets to an unaffiliated third party buyer or (c) merge with and into, an unaffiliated third party buyer. If we choose not to exercise this right following any of these events, the holder of the noncontrolling interest had the right to require us to purchase all of the noncontrolling interest holder’s membership interest at fair value, as determined via appraisal. The redemption amount is the fair value of the noncontrolling interest at the redemption date.

Because this redemption event is not solely within our control, the Splinter Group noncontrolling interest has been classified outside of stockholders’ equity in accordance with authoritative guidance for the classification and measurement of potentially redeemable securities.

Upon purchase of our controlling interest in Splinter Group in July 2016, we classified the noncontrolling interest as temporary equity at its initial carrying amount of $1.4 million. Because of the low probability of this redemption event occurring, we will not subsequently adjust the initial carrying amount of the noncontrolling interest to fair value at each reporting period. Should it become probable that the redemption event will occur, we will thereupon accrete the initial carrying value to its redemption amount equal to its fair value.